Fair Value Measurements - Level 3 Fair Value Measurements Inputs (Details) - Level 3	Jun. 30, 2021	Mar. 31, 2021	Jan. 08, 2021
Option term (in years)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	5.21	5.50
Option term (in years) | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input			5
Option term (in years) | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input			5.73
Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	28.00	32.00
Volatility | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input			23.8
Volatility | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input			32.0
Risk-free interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	0.91	1.04
Risk-free interest rate | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input			0.38
Risk-free interest rate | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input			0.48
Expected dividends
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	0.00	0.00	0.00
Probability of successful initial business combination
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	95.0	85.0	80.0